Annual Total Returns [BarChart] - BlackRock Total Return V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.07%
Annual Return 2012	8.25%
Annual Return 2013	(1.14%)
Annual Return 2014	6.66%
Annual Return 2015	0.26%
Annual Return 2016	2.76%
Annual Return 2017	3.60%
Annual Return 2018	(0.46%)
Annual Return 2019	9.49%
Annual Return 2020	8.88%